Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	Pacific Funds Series Trust
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Dec. 01, 2020
Pacific FundsSM ESG Core Bond | Advisor
Prospectus:
Trading Symbol	PLEDX
Pacific FundsSM ESG Core Bond | I
Prospectus:
Trading Symbol	PLEBX